Goodwill and intangible assets (Tables)	12 Months Ended
Dec. 31, 2021
Intangible assets and goodwill [abstract]
Goodwill and intangible assets, amortisation periods	amortisation periods set out below:

Annual rates in calculating amortisation	Amortisation period
Goodwill	Not amortised
Internally generated software[a]	12 months to 6 years
Other software	12 months to 6 years
Customer lists	12 months to 25 years
Licences and other	12 months to 25 years
Note
a    Exceptions to the above rate relate to useful lives of certain core banking platforms that are assessed individually and, if appropriate, amortised over longer periods ranging from 10 to 15 years.

Intangible assets

		Intangible assets
	Goodwill	Internally generated software	Other software	Customer lists	Licences and other	Total
	£m	£m	£m	£m	£m	£m
2021
Cost
As at 1 January 2021	4,716	7,247	639	1,419	490	14,511
Additions and disposals	—	(52)	(9)	(5)	404	338
Exchange and other movements	2	(15)	(4)	17	14	14
As at 31 December 2021	4,718	7,180	626	1,431	908	14,863
Accumulated amortisation and impairment
As at 1 January 2021	(825)	(3,779)	(328)	(1,252)	(379)	(6,563)
Disposals	—	894	15	5	3	917
Amortisation charge	—	(867)	(51)	(36)	(44)	(998)
Impairment charge	—	(127)	—	—	—	(127)
Exchange and other movements	—	(5)	—	(17)	(9)	(31)
As at 31 December 2021	(825)	(3,884)	(364)	(1,300)	(429)	(6,802)
Net book value	3,893	3,296	262	131	479	8,061
2020
Cost
As at 1 January 2020	4,760	6,643	505	1,465	489	13,862
Additions and disposals	(37)	646	131	—	22	762
Exchange and other movements	(7)	(42)	3	(46)	(21)	(113)
As at 31 December 2020	4,716	7,247	639	1,419	490	14,511
Accumulated amortisation and impairment
As at 1 January 2020	(861)	(2,989)	(279)	(1,250)	(364)	(5,743)
Disposals	37	97	10	—	3	147
Amortisation charge	—	(771)	(51)	(43)	(33)	(898)
Impairment charge	—	(147)	(6)	—	—	(153)
Exchange and other movements	(1)	31	(2)	41	15	84
As at 31 December 2020	(825)	(3,779)	(328)	(1,252)	(379)	(6,563)
Net book value	3,891	3,468	311	167	111	7,948

Goodwill
Goodwill and Intangible assets are allocated to business operations according to business segments as follows:

	2021			2020
	Goodwill	Intangibles	Total	Goodwill	Intangibles	Total
	£m	£m	£m	£m	£m	£m
Barclays UK	3,560	1,233	4,793	3,560	1,618	5,178
Barclays International	291	2,930	3,221	289	2,435	2,724
Head Office	42	5	47	42	4	46
Total	3,893	4,168	8,061	3,891	4,057	7,948

The assumptions used in the impairment test and the sensitivity of value in use to changes in the key assumptions
The outcome of the impairment review for Personal Banking, Business Banking and Cards and Payments are set out below:

Cash generating unit	Tangible equity	Goodwill	Intangibles	Carrying value	Value in use	Value in use exceeding carrying value	Value in use exceeding carrying value 2020
	£m	£m	£m	£m	£m	£m	£m
Personal Banking	5,194	2,752	997	8,943	10,432	1,489	123
Business Banking	1,459	629	169	2,257	5,880	3,623	740
Cards and Payments	2,946	195	1,351	4,492	5,517	1,025	1,360
Total	9,599	3,576	2,517	15,692	21,829	6,137	2,223
The sensitivity of the value in use to key judgements in the calculations is set out below:

Cash generating unit	Carrying value	Value in use	Value in use exceeding carrying value	Discount rate	Terminal growth rate	Reduction in headroom				Change required to reduce headroom to zero
						100 bps increase in the discount rate	100 bps decrease in terminal growth rate	50 bps increase to allocated capital rate	10% reduction in forecasted cash flows	Discount rate	Terminal growth rate	Allocated capital rate	Cashflows
	£m	£m	£m	%	%	£m	£m	£m	£m	%	%	%	%
Personal Banking	8,943	10,432	1,489	14.2	2.0	(946)	(655)	(291)	(1,219)	1.7	(2.6)	2.6	(12.2)
Cards and Payments	4,492	5,517	1,025	14.7	2.0	(597)	(433)	(227)	(774)	1.8	(2.7)	2.3	(13.3)
Total	13,435	15,949	2,514